UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Victory THB US Small Opportunities Fund (formerly

known as THB Asset Management Microcap Fund)

Semi-Annual Report	April 30, 2021

Investment Adviser: Victory Capital Management Inc.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www. sec.gov., and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

  †         Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value
CONSUMER DISCRETIONARY — 21.0%
America’s Car-Mart *	8,060	$1,215,690
Aspen Group *	33,090	157,839
Bassett Furniture Industries	49,120	1,684,816
BJ’s Restaurants *	40,614	2,477,048
Boot Barn Holdings *	11,340	799,924
Century Communities *	22,470	1,661,432
Cheesecake Factory	27,750	1,736,872
Chuy’s Holdings *	14,844	725,278
Del Taco Restaurants	53,606	611,108
Guess?	26,932	728,241
Johnson Outdoors, Cl A	5,446	772,297
M/I Homes *	19,475	1,357,797
MasterCraft Boat Holdings *	7,860	222,910
Movado Group	53,500	1,678,295
Noodles, Cl A *	13,149	158,906
Red Robin Gourmet Burgers *	33,540	1,219,514
Ruth’s Hospitality Group *	39,570	1,033,173
Sleep Number *	7,020	785,468
Universal Technical Institute *	86,130	484,912

		19,511,520

ENERGY — 6.9%
Clean Energy Fuels *	131,360	1,444,960
Frank’s International *	334,058	1,085,689
Geospace Technologies *	49,200	369,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — (continued)
Natural Gas Services Group *	16,698	$150,282
Profire Energy *	476,190	580,952
Renewable Energy Group *	16,899	938,232
REX American Resources *	3,486	281,425
RPC *	314,070	1,526,380

		6,377,904

FINANCIALS — 7.3%
Baycom *	28,656	518,387
First Bancshares	7,947	310,887
First Busey	92,631	2,313,922
Heritage Financial	43,005	1,208,441
Old Second Bancorp	86,592	1,143,880
Randolph Bancorp *	29,203	593,405
Trean Insurance Group *	37,580	657,274

		6,746,196

HEALTH CARE — 15.9%
Addus HomeCare *	5,701	603,166
Amneal Pharmaceuticals *	200,418	1,104,303
ANI Pharmaceuticals *	5,073	168,830
Apollo Medical Holdings *	14,606	433,652
Atrion	644	411,258
BioLife Solutions *	34,164	1,192,323
Cardiovascular Systems *	11,375	458,640
Coherus Biosciences *	18,090	267,732
CryoLife *	19,805	577,910
Joint *	46,857	2,599,626
Lantheus Holdings *	25,401	602,004
LeMaitre Vascular	24,226	1,271,138
Ligand Pharmaceuticals *	2,534	369,685
Meridian Bioscience *	17,010	333,056
Mesa Laboratories	1,623	403,559
ModivCare *	4,722	661,458
Orthofix Medical *	17,436	773,287
Pacira BioSciences *	2,550	161,109
Pro-Dex *	10,616	302,768
Retractable Technologies *	64,170	623,091
Vericel *	23,640	1,475,609

		14,794,204

INDUSTRIALS — 22.7%
Allied Motion Technologies	16,918	880,582
Ameresco, Cl A *	12,195	643,774
Broadwind *	84,980	439,346
CIRCOR International *	30,140	1,035,912

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (continued)
Echo Global Logistics *	13,890	$454,203
Graham	61,894	848,567
Greenbrier	37,000	1,747,880
Harsco *	46,470	833,207
Hyster-Yale Materials Handling	25,350	2,049,547
IES Holdings *	10,300	543,737
Insteel Industries	30,435	1,160,487
Kadant	2,979	530,351
MYR Group *	4,851	377,893
NN *	155,490	1,135,077
Northwest Pipe *	17,920	596,199
Orion Energy Systems *	62,890	378,598
Orion Group Holdings *	140,893	759,413
Preformed Line Products	7,970	527,614
Shyft Group	12,276	434,816
SkyWest *	23,570	1,170,486
TPI Composites *	33,785	1,795,673
Transcat *	22,151	1,107,550
Ultralife *	67,869	536,165
US Xpress Enterprises, Cl A *	69,940	716,186
Willdan Group *	10,060	383,990

		21,087,253

INFORMATION TECHNOLOGY — 19.2%
Axcelis Technologies *	11,896	494,041
ePlus *	18,876	1,894,395
Ichor Holdings *	27,820	1,551,521
Iteris *	146,540	989,145
Luna Innovations *	132,300	1,500,282
Methode Electronics	4,829	216,967
Napco Security Technologies *	30,540	1,017,287
NVE	1,671	127,882
Onto Innovation *	16,748	1,147,573
PAR Technology *	27,506	2,259,343
Perficient *	32,930	2,160,538
Ping Identity Holding *	21,480	521,534
Ultra Clean Holdings *	36,963	1,887,700
Upland Software *	26,790	1,327,713
Vishay Precision Group *	12,394	395,121
Zix *	40,701	320,927

		17,811,969

MATERIALS — 4.1%
Kaiser Aluminum	6,150	740,890
Koppers Holdings *	30,357	1,009,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — (continued)
US Concrete *	32,580	$2,065,898

		3,815,855

REAL ESTATE — 0.6%
Gladstone Land (A)	20,740	435,332
Postal Realty Trust, Cl A (A)	7,310	142,472

		577,804

TOTAL COMMON STOCK (Cost $54,567,517)		90,722,705

CASH EQUIVALENT — 3.3%

SEI Daily Income Trust Government Fund, Cl F 0.010% (B) (Cost $3,072,752)	$3,072,752	3,072,752

TOTAL INVESTMENTS — 101.0% (Cost $57,640,269)		$93,795,457

Percentages are based on Net Assets of $92,878,171.

*	Non-income producing security.

(A)	Real Estate Investment Trust

(B)	Rate shown is the 7-day effective yield as of April 30, 2021.

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $57,640,269)	$93,795,457

Dividend Receivable	19,062

Receivable for Capital Shares Sold	12,510

Total Assets	93,827,029

Liabilities:

Payable for Investment Securities Purchased	931,428

Chief Compliance Officer Fees Payable	2,268

Payable due to Trustees	58

Other Accrued Expenses and Other Payables	15,104

Total Liabilities	948,858

Net Assets	$92,878,171

NET ASSETS CONSIST OF:

Paid-in-Capital	$53,585,699

Total Distributable Earnings	39,292,472

Net Assets	$92,878,171

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($87,816,225 ÷ 3,282,893 shares)	$26.75

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($5,061,946 ÷ 197,537 shares)	$25.63

   *         Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2021 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:

Dividends	$205,572

Total Investment Income	205,572

Expenses:

Investment Advisory Fees	480,072

Administration Fees	69,424

Trustees’ Fees	12,098

Chief Compliance Officer Fees	3,463

Distribution Fees (Investor Class Shares)	2,234

Shareholder Servicing Fees (Investor Class Shares)	1,788

Transfer Agent Fees	58,814

Registration and Filing Fees	50,965

Legal Fees	20,824

Audit Fees	6,160

Printing Fees	4,478

Custodian Fees	2,767

Other Expenses	15,204

Total Expenses	728,291

Less:

Waiver of Investment Advisory Fees	(244,171)

Fees Paid Indirectly — Note 4	(17)

Net Expenses	484,103

Net Investment Loss	(278,531)

Net Realized Gain on Investments	7,267,861

Net Change in Unrealized Appreciation on Investments	26,964,285

Net Realized and Net Change in Unrealized Gain on Investments	34,232,146

Net Increase in Net Assets Resulting from Operations	$ 33,953,615

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:

Net Investment Loss	$(278,531)	$(392,933)

Net Realized Gain (Loss) on Investments	7,267,861	(3,263,855)

Net Change in Unrealized Appreciation on Investments	26,964,285	1,847,616

Net Increase (Decrease) in Net Assets Resulting From Operations	33,953,615	(1,809,172)

Distributions:

Institutional Class Shares	–	(416,900)

Investor Class Shares	–	(3,686)

Total Distributions	–	(420,586)

Capital Share Transactions:(1)

Institutional Class Shares

Issued	7,655,727	6,642,285

Reinvestment of Distributions	–	360,153

Redemption Fees	1,721	–

Redeemed	(3,644,014)	(27,957,935)

Net Institutional Class Share Transactions	4,013,434	(20,955,497)

Investor Class Shares

Issued	5,103,776	91,622

Reinvestment of Distributions	–	3,631

Redemption Fees	963	–

Redeemed	(892,926)	(240,385)

Net Investor Class Share Transactions	4,211,813	(145,132)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	8,225,247	(21,100,629)

Total Increase (Decrease) in Net Assets	42,178,862	(23,330,387)

Net Assets:

Beginning of Period/Year	50,699,309	74,029,696

End of Period/Year	$92,878,171	$50,699,309

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period/Year

	Institutional Class Shares

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net Asset Value, Beginning of Period	$16.20	$15.56	$16.58	$18.59	$13.75	$12.52

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.08)	(0.10)	(0.08)	(0.10)	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss)	10.63	0.83^	(0.44)	0.24	4.92	1.29

Total from Investment Operations	10.55	0.73	(0.52)	0.14	4.84	1.23

Redemption Fees	0.00#	—	—	—	—	—

Dividends and Distributions:
Capital Gains	—	(0.09)	(0.50)	(2.15)	—	—

Total Dividends and Distributions	—	(0.09)	(0.50)	(2.15)	—	—

Net Asset Value, End of Period	$26.75	$16.20	$15.56	$16.58	$18.59	$13.75

Total Return†	65.12%	4.68%	(2.86)%	0.73%	35.20%	9.82%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$87,816	$50,206	$73,403	$89,159	$81,076	$57,320
Ratio of Expenses to Average Net Assets	1.25%††	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.88%††	1.98%	1.75%	1.70%	1.78%	2.00%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%††	(0.70)%	(0.48)%	(0.55)%	(0.48)%	(0.50)%
Portfolio Turnover Rate	16%‡	62%	31%	35%	58%	65%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
#	Amount less than $0.005.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period/Year

	Investor Class Shares

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016

Net Asset Value, Beginning of Period	$ 15.55	$ 15.00	$ 16.08	$ 18.14	$ 13.49	$ 12.35

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.14)	(0.17)	(0.14)	(0.15)	(0.16)	(0.12)
Net Realized and Unrealized Gain (Loss)	10.21	0.81^	(0.44)	0.24	4.81	1.25

Total from Investment Operations	10.07	0.64	(0.58)	0.09	4.65	1.13

Redemption Fees	0.01	—	—	—	—	0.01

Dividends and Distributions:
Capital Gains	—	(0.09)	(0.50)	(2.15)	—	—

Total Dividends and Distributions	—	(0.09)	(0.50)	(2.15)	—	—

Net Asset Value, End of Period	$ 25.63	$ 15.55	$ 15.00	$ 16.08	$ 18.14	$ 13.49

Total Return†	64.82%	4.25%	(3.34)%	0.45%	34.47%	9.23%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$ 5,062	$ 493	$ 627	$ 1,041	$ 679	$ 662
Ratio of Expenses to Average
Net Assets	1.70%††	1.70%	1.70%	1.55%	1.75%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.45%††	2.45%	2.20%	2.00%	2.29%	2.51%
Ratio of Net Investment Loss to Average Net Assets	(1.20)%††	(1.17)%	(0.92)%	(0.86)%	(0.97)%	(0.99)%
Portfolio Turnover Rate	16%‡	62%	31%	35%	58%	65%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.

^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Victory THB US Small Opportunities Fund (formerly known as THB Asset Management Microcap Fund) (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The Fund offers Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On November 4, 2020, Victory Capital Management Inc. (“Victory Capital”) entered into an agreement to acquire certain assets, intellectual property, books & records, and liabilities of Thomson Horstmann & Bryant, Inc. (“THB”), the investment adviser to the Fund, from its current shareholders (the “Transaction”). The closing of the Transaction occurred on March 1, 2021, and Victory Capital became the interim investment adviser to the Fund subject to shareholder approval. A special shareholder meeting was held on April 21, 2021, at which shareholders of the Fund approved the reorganization of the Fund into Victory THB US Small Opportunities Fund, a series of Victory Portfolios. Please refer to Note 11 for additional important information.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

last three year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six months ended April 30, 2021, Institutional Class shares and Investor Class shares had $1,721 and $963 in redemptions fees, respectively. For the year ended October 31, 2020, the Fund retained no redemption fees.

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3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. Please refer to Note 11 for additional important information.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2021, the Fund paid $69,424 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2021, the Fund’s Investor Class Shares incurred $1,788 of shareholder servicing fees, an effective rate of 0.20%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fees for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six months ended April 30, 2021, the Fund’s Investor Class Shares incurred $2,234 of distribution fees, an effective rate of 0.25%.

Prior to the close of business on April 30, 2021, DST Systems, Inc. served as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement

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with the Trust. During the six months ended April 30, 2021, the Fund earned cash management credits of $17, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations. Please refer to Note 11 for additional important information.

Prior to the close of business on April 30, 2021, MUFG Union Bank, N.A. served as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Please refer to Note 11 for additional important information.

5. Investment Advisory Agreement:

Prior to March 1, 2021, under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provided investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, shareholder servicing fees, distribution fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, until March 29, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (less excluded expenses) and 1.25% for the Institutional Class Shares and Investor Class Shares, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2022. As of April 30, 2021, the fees which were previously waived and/ or reimbursed by the Adviser are no longer eligible for reimbursement after the Fund’s reorganization into the Victory Portfolios.

Effective March 1, 2021, Victory Capital became the interim investment adviser to the Fund subject to shareholder approval of the reorganization of the Fund into a series of Victory Portfolios. Victory Capital served as interim investment adviser pursuant to an interim investment management agreement and was paid the same fee as THB stated in the preceding paragraph. All references to the “Adviser” in this report should be deemed to include Victory Capital after March 1, 2021. In addition, all amounts stated in this report regarding the amounts paid to the Adviser for investment advisory services reflect payments made to Victory Capital for the period March 1, 2021, through April 30, 2021. Please refer to Note 11 for additional important information.

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6. Share Transactions:

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Share Transactions:

Institutional Class Shares

Issued	334,142	465,180

Reinvested	—	21,907

Redeemed	(150,836)	(2,104,868)

Net Institutional Class Share Transactions	183,306	(1,617,781)

Investor Class Shares

Issued	201,610	7,247

Reinvested	—	229

Redeemed	(35,818)	(17,501)

Net Investor Class Share Transactions	165,792	(10,025)

7. Investment Transactions:

For the six months ended April 30, 2021, the Fund made purchases of $18,138,973 and sales of $11,973,455 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distributions on REITs.

The tax character of dividends and distributions declared during the years ended October 31, 2020 and October 31, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2020	$-	$420,586	$420,586
2019	475,113	2,229,375	2,704,488

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As of October 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards – Long-Term	$(2,988,392)
Late-Year Loss Deferral	(330,637)
Other Temporary Differences	3
Unrealized Appreciation	8,657,883

Total Distributable Earnings	$5,338,857

Deferred Late-Year Losses represent Ordinary Losses realized on Investment transactions from January 1, 2020, through fiscal year end. The Fund elects to defer the Late-Year Loss and treat it as having arisen in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 57,640,269	$ 38,044,063	$ (1,888,875)	$ 36,155,188

9. Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Value Stock Risk – Value investing focuses on companies with stocks that appear

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undervalued in light of a variety of factors. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Growth Stock Risk – Growth investing focuses on companies that, in the Adviser’s opinion, have the potential for growth in revenues and earnings. If the Adviser’s assessment of a company’s aptitude for growth is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio.

Sector Focus Risk – Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Management Risk – The Adviser’s investment strategy may fail to produce the intended result.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

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10.Other:

At April 30, 2021, 80% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 68% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date of the financial statements were issued. Based on this evaluation, the following additional disclosures are required.

As previously announced, and as discussed in Note 1, effective March 1, 2021, Victory Capital acquired certain assets, intellectual property, books & records, and liabilities of THB, the prior investment adviser to the Fund. As of March 1, 2021, Victory Capital became the interim investment adviser to the Fund pursuant to an interim investment management agreement, subject to shareholder approval of the proposed reorganization of the Fund into Victory THB US Small Opportunities Fund (the “Acquiring Fund”), a series of Victory Portfolios. A special shareholder meeting was held on April 21, 2021, at which shareholders of the Acquired Fund approved the reorganization of the Fund into the Acquiring Fund.

Please see the supplement dated March 12, 2021, to the Fund’s prospectus for additional important information.

Closing of the reorganization occurred as of the close of business April 30, 2021. Effective as of that date, the following changes took effect, among other things:

•                the Fund’s name is now Victory THB US Small Opportunities Fund;

•                Victory Capital is the investment adviser and administrator to the Fund; Victory Capital Services, Inc. is the distributor to the Fund; Citi Fund Services of Ohio, Inc. serves as sub-administrator and sub-fund accountant for the Fund; FIS Investor Services LLC serves as transfer agent and dividend disbursing agent for the Fund; and Citibank, N.A. is the custodian for the Fund; and

•                the Fund’s investment advisory fee changed from 1.25% of average daily net assets to 1.15% of average daily net assets.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020, to April 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

●   Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●   Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

Institutional Class	$1,000.00	$1,651.20	1.25%	$8.22

Investor Class	1,000.00	1,648.20	1.70	11.16

Hypothetical 5% Return

Institutional Class	$1,000.00	$1,018,60	1.25%	$6.26

Investor Class	1,000.00	1,016.36	1.70	8.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on November 18, 2020 to decide whether to renew the Agreement for an additional one-year term (the “November Meeting”). The November Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the November Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the November Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the November Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented

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additional information and participated in question and answer sessions at the November Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the November Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer

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group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are

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difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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BOARD CONSIDERATIONS IN APPROVING THE INTERIM ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

As announced on November 4, 2020, Victory Capital Management Inc. (“Victory Capital”) entered into an agreement to acquire certain assets, intellectual property, books & records, and liabilities of Thomson Horstmann & Bryant, Inc. (“THB” or the “Prior Advisor”), the investment adviser to the THB Asset Management MicroCap Fund, a series of the Trust, from its current shareholders (the Transaction”). In anticipation that the Transaction could be deemed to result in a change in control of THB under the 1940 Act, and, consequently, in the assignment and automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and THB (the “Prior Agreement”), a Board meeting was held via videoconference on February 23, 2021 (the “February Meeting”) to decide whether to approve an interim investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital for a term of up to 150 days (the “Interim Agreement”).

The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic.

At the February Meeting, in connection with its approval of the Interim Agreement, the Board considered materials provided by Victory Capital and reviewed by the Board in advance of the February Meeting that detailed, among other things, the terms, conditions and expected timing of the Transaction, the reasons THB and Victory Capital entered into the Transaction and the anticipated benefits of the Transaction to Fund shareholders. The Board, in considering the Interim Agreement in the context of the Transaction, relied upon representations from THB and Victory Capital that the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Fund. The Board also considered that the Transaction was not expected to result in any changes to the portfolio management team or portfolio management process.

At the February Meeting, the Board also considered the terms of the Interim Agreement and noted that the Interim Agreement has the same advisory fees as, and does not materially differ from, the Prior Agreement, except with respect to certain provisions

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that are required by law. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the renewal of the Prior Agreement, which occurred at a Board meeting held on November 18, 2020 (the “November Meeting”), as part of its considerations to approve the Interim Agreement.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Agreement at the November Meeting, and the conclusions made by the Board when determining to renew the Prior Agreement for an additional one-year term.

In preparation for the November Meeting, the Trustees requested that the Prior Adviser furnish information necessary to evaluate the terms of the Agreement. In advance of the November Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Prior Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Prior Adviser and other service providers of the Fund presented or submitted to the Board at the November Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Prior Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Prior Adviser’s services; (ii) the Prior Adviser’s investment management personnel; (iii) the Prior Adviser’s operations and financial condition; (iv) the Prior Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Prior Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Prior Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Prior Adviser and its affiliates; (vii) the Prior Adviser’s potential economies of scale; (viii) the Prior Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Prior Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Prior Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the November Meeting to help the Trustees evaluate the Prior Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Prior Adviser.

At the November Meeting, the Trustees, including all of the Independent Trustees,

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

based on their evaluation of the information provided by the Prior Adviser and other service providers of the Fund, renewed the Prior Agreement. In considering the renewal of the Prior Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Prior Adviser; (ii) the investment performance of the Fund and the Prior Adviser; (iii) the costs of the services provided and profits realized by the Prior Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Prior Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Prior Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Prior Adviser, the Board reviewed the portfolio management services provided by the Prior Adviser to the Fund, including the quality and continuity of the Prior Adviser’s portfolio management personnel, the resources of the Prior Adviser, and the Prior Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Agreement. The Trustees also reviewed the Prior Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Prior Adviser was available to the Board, as was the response of the Prior Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Prior Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Prior Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Prior Adviser were sufficient to support renewal of the Prior Agreement.

Investment Performance of the Fund and the Prior Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Prior Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Prior Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Prior Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Prior Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Prior Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Prior Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Prior Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Prior Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Prior Adviser and its affiliates. The Trustees considered how the Prior Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Prior Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Prior Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Prior Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Prior Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

Approval of the Interim Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Interim Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Interim Agreement for a term of up to 150 days. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	VICTORY THB US SMALL OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

SHAREHOLDER VOTING RESULTS

On April 21, 2021, a special meeting of shareholders was held to vote on a proposal relating to THB Asset Management Microcap Fund, a series of The Advisors’ Inner Circle Fund (the “Trust”). Shareholders of record on March 12, 2021, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders. The effective date of the proposal was the close of business on April 30, 2021.

Proposal

To approve an Agreement and Plan of Reorganization providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of THB Asset Management Microcap Fund (the “Acquired Fund”) by Victory THB US Small Opportunities Fund (the “Acquiring Fund”), a newly created series of Victory Portfolios, in exchange for Class A shares and Class I shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of Investor Class shares and Institutional Class shares, respectively, of the Acquired Fund; and (c) the liquidation and termination of the Acquired Fund.

Number of Shares Voting

For	Against	Abstain

2,893,381	10,421	829

Victory THB US Small Opportunities Fund

P.O. Box 182593

Columbus, Ohio 43218-2593

800-539-FUND

800-539-3863

Adviser:

Victory Capital Management Inc.

15935 La Cantera Parkway

San Antonio, Texas 78265

Distributor:

Victory Capital Services, Inc.

4900 Tiedeman Road

Brooklyn, Ohio 44144

Administrator and Fund Accountant:

Victory Capital Management Inc.

15935 La Cantera Parkway

San Antonio, Texas 78265

Legal Counsel:

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019

Independent Registered Public Accounting Firm:

Cohen & Company Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3. Audit	Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021